Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

January 31, 2021

USY-QTLY-0321
1.9887355.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 1.6%
Liberty Global PLC:
Class A (a)	7,086	$171,056
Class C (a)	16,459	397,649
Lumen Technologies, Inc.	40,467	500,981
Verizon Communications, Inc.	179,539	9,829,760
		10,899,446
Entertainment - 2.6%
Activision Blizzard, Inc.	33,483	3,046,953
Electronic Arts, Inc.	12,527	1,793,866
The Walt Disney Co.	78,402	13,184,864
		18,025,683
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	13,036	23,821,465
Class C (a)	13,028	23,916,021
		47,737,486
Media - 0.4%
Cable One, Inc.	208	416,000
Discovery Communications, Inc.:
Class A (a)(b)	6,983	289,236
Class C (non-vtg.) (a)	13,985	489,895
Liberty Broadband Corp. Class C (a)	6,900	1,007,745
Omnicom Group, Inc.	9,350	583,253
		2,786,129

TOTAL COMMUNICATION SERVICES		79,448,744

CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.3%
Aptiv PLC	11,714	1,564,990
BorgWarner, Inc.	10,603	445,220
		2,010,210
Automobiles - 3.7%
Tesla, Inc. (a)	32,359	25,677,837
Distributors - 0.1%
Genuine Parts Co.	6,236	585,436
LKQ Corp. (a)	12,481	437,958
		1,023,394
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	9,845	337,585
Darden Restaurants, Inc.	5,653	660,779
Domino's Pizza, Inc.	1,712	634,741
Hilton Worldwide Holdings, Inc.	12,026	1,219,316
McDonald's Corp.	32,281	6,709,283
Royal Caribbean Cruises Ltd.	7,914	514,410
Starbucks Corp.	50,713	4,909,526
Vail Resorts, Inc.	1,749	465,164
		15,450,804
Household Durables - 0.4%
Garmin Ltd.	6,225	715,004
Mohawk Industries, Inc. (a)	2,612	375,083
Newell Brands, Inc.	17,527	420,999
NVR, Inc. (a)	153	680,311
Whirlpool Corp.	2,711	501,779
		2,693,176
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	30,360	1,715,644
Expedia, Inc.	5,887	730,577
MercadoLibre, Inc. (a)	1,941	3,454,029
The Booking Holdings, Inc. (a)	1,777	3,455,074
		9,355,324
Leisure Products - 0.1%
Hasbro, Inc.	5,646	529,708
Multiline Retail - 0.6%
Target Corp.	21,719	3,934,831
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	3,011	449,061
Best Buy Co., Inc.	10,084	1,097,341
Burlington Stores, Inc. (a)	2,872	714,841
CarMax, Inc. (a)	7,075	833,294
Lowe's Companies, Inc.	32,788	5,470,678
Ross Stores, Inc.	15,442	1,718,540
The Home Depot, Inc.	46,704	12,648,377
TJX Companies, Inc.	52,024	3,331,617
Tractor Supply Co.	5,041	714,511
Ulta Beauty, Inc. (a)	2,324	650,162
		27,628,422
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	5,366	1,763,697
NIKE, Inc. Class B	54,013	7,215,597
VF Corp.	14,369	1,104,545
		10,083,839

TOTAL CONSUMER DISCRETIONARY		98,387,545

CONSUMER STAPLES - 6.3%
Beverages - 2.4%
PepsiCo, Inc.	60,074	8,204,306
The Coca-Cola Co.	177,047	8,524,813
		16,729,119
Food Products - 0.7%
Bunge Ltd.	6,075	397,548
Campbell Soup Co.	7,830	376,701
General Mills, Inc.	26,488	1,538,953
Hormel Foods Corp.	12,893	604,166
Kellogg Co.	11,188	659,421
McCormick & Co., Inc. (non-vtg.)	10,748	962,376
		4,539,165
Household Products - 2.9%
Clorox Co.	5,472	1,146,165
Colgate-Palmolive Co.	35,333	2,755,974
Kimberly-Clark Corp.	14,792	1,954,023
Procter & Gamble Co.	108,025	13,849,885
		19,706,047
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	9,752	2,307,811

TOTAL CONSUMER STAPLES		43,282,142

ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	28,472	572,002
Schlumberger Ltd.	60,223	1,337,553
		1,909,555
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy, Inc. (a)	9,848	623,674
Marathon Petroleum Corp.	28,230	1,218,407
ONEOK, Inc.	19,270	767,524
Phillips 66 Co.	18,945	1,284,471
The Williams Companies, Inc.	52,643	1,117,611
Valero Energy Corp.	17,689	998,190
		6,009,877

TOTAL ENERGY		7,919,432

FINANCIALS - 10.0%
Banks - 1.9%
Citizens Financial Group, Inc.	18,531	675,270
First Republic Bank	7,427	1,076,841
Huntington Bancshares, Inc.	44,298	585,841
KeyCorp	42,353	714,072
M&T Bank Corp.	5,564	737,063
PNC Financial Services Group, Inc.	18,414	2,642,777
Regions Financial Corp.	41,670	708,807
SVB Financial Group (a)	2,245	982,816
Truist Financial Corp.	58,460	2,804,911
U.S. Bancorp	58,807	2,519,880
		13,448,278
Capital Markets - 4.1%
Ameriprise Financial, Inc.	5,218	1,032,486
Bank of New York Mellon Corp.	34,590	1,377,720
BlackRock, Inc. Class A	6,616	4,639,536
Carlyle Group LP	6,037	194,814
Cboe Global Markets, Inc.	4,704	431,498
Charles Schwab Corp.	66,334	3,418,854
CME Group, Inc.	15,560	2,827,874
FactSet Research Systems, Inc.	1,649	498,559
Franklin Resources, Inc.	12,892	338,931
Intercontinental Exchange, Inc.	23,562	2,600,067
Invesco Ltd.	16,948	348,959
MarketAxess Holdings, Inc.	1,647	890,632
Moody's Corp.	7,330	1,951,686
NASDAQ, Inc.	4,991	675,133
Northern Trust Corp.	8,575	764,804
Raymond James Financial, Inc.	5,354	535,025
S&P Global, Inc.	10,456	3,314,552
State Street Corp.	15,287	1,070,090
T. Rowe Price Group, Inc.	9,848	1,541,015
		28,452,235
Consumer Finance - 0.8%
Ally Financial, Inc.	16,241	614,559
American Express Co.	29,692	3,451,992
Discover Financial Services	13,293	1,110,497
		5,177,048
Diversified Financial Services - 0.1%
Equitable Holdings, Inc.	17,497	433,576
Voya Financial, Inc.	5,495	304,753
		738,329
Insurance - 3.1%
Allstate Corp.	13,547	1,451,967
American Financial Group, Inc.	3,253	306,237
American International Group, Inc.	37,371	1,399,170
Aon PLC	10,049	2,040,952
Arch Capital Group Ltd. (a)	17,604	552,942
Arthur J. Gallagher & Co.	8,302	958,134
Assurant, Inc.	2,592	351,138
Chubb Ltd.	19,582	2,852,510
Erie Indemnity Co. Class A	1,110	269,841
Hartford Financial Services Group, Inc.	15,540	746,231
Lincoln National Corp.	8,389	381,616
Loews Corp.	10,993	497,873
Marsh & McLennan Companies, Inc.	21,974	2,415,162
Principal Financial Group, Inc.	11,903	586,461
Progressive Corp.	25,395	2,214,190
Prudential Financial, Inc.	17,132	1,341,093
Reinsurance Group of America, Inc.	2,966	311,578
The Travelers Companies, Inc.	10,982	1,496,847
Willis Towers Watson PLC	5,589	1,134,232
		21,308,174

TOTAL FINANCIALS		69,124,064

HEALTH CARE - 13.7%
Biotechnology - 3.3%
AbbVie, Inc.	76,568	7,846,689
Amgen, Inc.	25,410	6,134,736
Biogen, Inc. (a)	6,868	1,940,965
BioMarin Pharmaceutical, Inc. (a)	7,878	652,141
Gilead Sciences, Inc.	54,390	3,567,984
Vertex Pharmaceuticals, Inc. (a)	11,299	2,588,375
		22,730,890
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc. (a)	1,960	682,570
Align Technology, Inc. (a)	3,247	1,705,909
Becton, Dickinson & Co.	12,575	3,292,009
Dentsply Sirona, Inc.	9,474	506,764
DexCom, Inc. (a)	4,153	1,556,752
Edwards Lifesciences Corp. (a)	26,973	2,227,430
Hologic, Inc. (a)	11,234	895,687
IDEXX Laboratories, Inc. (a)	3,690	1,766,329
ResMed, Inc.	6,286	1,267,069
STERIS PLC	3,691	690,623
Varian Medical Systems, Inc. (a)	3,957	694,730
West Pharmaceutical Services, Inc.	3,202	958,967
		16,244,839
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	6,648	692,722
Cardinal Health, Inc.	12,697	682,210
Centene Corp. (a)	25,137	1,515,761
Cigna Corp.	15,931	3,457,824
DaVita HealthCare Partners, Inc. (a)	3,471	407,391
HCA Holdings, Inc.	11,732	1,906,215
Henry Schein, Inc. (a)	6,193	407,809
Humana, Inc.	5,739	2,198,668
Laboratory Corp. of America Holdings (a)	4,225	967,145
Quest Diagnostics, Inc.	5,827	752,557
		12,988,302
Health Care Technology - 0.3%
Cerner Corp.	13,243	1,060,897
Teladoc Health, Inc. (a)(b)	4,966	1,310,180
		2,371,077
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	13,393	1,609,437
Mettler-Toledo International, Inc. (a)	1,040	1,214,824
Waters Corp. (a)	2,687	711,168
		3,535,429
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	97,781	6,006,687
Jazz Pharmaceuticals PLC (a)	2,418	375,999
Johnson & Johnson	114,228	18,634,014
Merck & Co., Inc.	109,728	8,456,737
Perrigo Co. PLC	5,965	254,706
Zoetis, Inc. Class A	20,613	3,179,555
		36,907,698

TOTAL HEALTH CARE		94,778,235

INDUSTRIALS - 8.8%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc.	16,951	416,656
Teledyne Technologies, Inc. (a)	1,593	568,717
		985,373
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	5,846	500,184
Expeditors International of Washington, Inc.	7,285	652,153
United Parcel Service, Inc. Class B	30,677	4,754,935
		5,907,272
Airlines - 0.0%
Delta Air Lines, Inc.	6,918	262,607
Building Products - 0.8%
Allegion PLC	3,989	426,863
Fortune Brands Home & Security, Inc.	5,995	517,069
Johnson Controls International PLC	32,288	1,608,588
Lennox International, Inc.	1,497	412,409
Masco Corp.	11,313	614,409
Owens Corning	4,673	362,625
Trane Technologies PLC	10,387	1,488,976
		5,430,939
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	9,167	1,006,078
Waste Management, Inc.	18,326	2,040,050
		3,046,128
Electrical Equipment - 0.5%
Eaton Corp. PLC	17,364	2,043,743
Rockwell Automation, Inc.	5,032	1,250,603
		3,294,346
Industrial Conglomerates - 0.9%
3M Co.	24,992	4,390,095
Roper Technologies, Inc.	4,543	1,784,990
		6,175,085
Machinery - 2.8%
Caterpillar, Inc.	23,496	4,296,009
Cummins, Inc.	6,408	1,502,163
Deere & Co.	12,918	3,730,718
Dover Corp.	6,249	727,946
IDEX Corp.	3,263	607,538
Illinois Tool Works, Inc.	13,721	2,664,755
PACCAR, Inc.	15,020	1,370,124
Parker Hannifin Corp.	5,579	1,476,259
Pentair PLC	7,223	393,365
Snap-On, Inc.	2,231	401,558
Stanley Black & Decker, Inc.	6,929	1,202,112
Xylem, Inc.	7,810	754,368
		19,126,915
Professional Services - 0.3%
IHS Markit Ltd.	16,354	1,424,106
Robert Half International, Inc.	4,990	336,825
		1,760,931
Road & Rail - 1.8%
AMERCO	426	196,999
CSX Corp.	33,193	2,846,466
Kansas City Southern	4,093	829,528
Norfolk Southern Corp.	11,068	2,618,910
Union Pacific Corp.	29,453	5,816,084
		12,307,987
Trading Companies & Distributors - 0.4%
Fastenal Co.	24,889	1,134,690
United Rentals, Inc. (a)	3,128	760,135
W.W. Grainger, Inc.	1,976	720,035
		2,614,860

TOTAL INDUSTRIALS		60,912,443

INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	183,190	8,166,610
Electronic Equipment & Components - 0.4%
Cognex Corp.	7,505	616,386
Keysight Technologies, Inc. (a)	8,133	1,151,551
Trimble, Inc. (a)	10,856	715,519
		2,483,456
IT Services - 5.5%
Accenture PLC Class A	27,603	6,677,718
IBM Corp.	38,637	4,602,053
MasterCard, Inc. Class A	38,757	12,258,452
The Western Union Co.	17,908	398,811
Visa, Inc. Class A	73,152	14,136,624
		38,073,658
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	39,624	3,830,848
Intel Corp.	184,522	10,242,816
Lam Research Corp.	6,318	3,057,596
NVIDIA Corp.	26,770	13,909,424
Texas Instruments, Inc.	39,740	6,584,521
		37,625,205
Software - 14.5%
Adobe, Inc. (a)	20,810	9,547,004
Autodesk, Inc. (a)	9,509	2,638,082
Cadence Design Systems, Inc. (a)	12,091	1,576,545
Citrix Systems, Inc.	5,102	680,148
Intuit, Inc.	11,313	4,086,595
Microsoft Corp.	311,918	72,352,502
Salesforce.com, Inc. (a)	39,481	8,905,334
VMware, Inc. Class A (a)(b)	3,651	503,290
		100,289,500
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	55,832	688,967
HP, Inc.	62,035	1,509,932
		2,198,899

TOTAL INFORMATION TECHNOLOGY		188,837,328

MATERIALS - 2.9%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	9,104	245,717
DuPont de Nemours, Inc.	31,835	2,529,291
Ecolab, Inc.	11,144	2,279,059
International Flavors & Fragrances, Inc. (b)	3,709	416,817
Linde PLC	22,795	5,593,893
PPG Industries, Inc.	10,237	1,379,026
Sherwin-Williams Co.	3,555	2,459,349
The Mosaic Co.	15,714	407,935
		15,311,087
Containers & Packaging - 0.3%
Amcor PLC	68,051	744,478
Ball Corp.	14,172	1,247,419
		1,991,897
Metals & Mining - 0.4%
Newmont Corp.	34,831	2,075,928
Nucor Corp.	13,114	639,045
Steel Dynamics, Inc.	9,178	314,530
		3,029,503

TOTAL MATERIALS		20,332,487

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	5,469	913,925
American Tower Corp.	19,244	4,375,316
Boston Properties, Inc.	6,411	585,132
Equinix, Inc.	3,842	2,842,926
Equity Residential (SBI)	16,143	995,055
Healthpeak Properties, Inc.	23,380	693,217
Host Hotels & Resorts, Inc.	30,552	413,980
Iron Mountain, Inc.	12,476	420,067
Prologis (REIT), Inc.	32,052	3,307,766
SBA Communications Corp. Class A	4,856	1,304,662
UDR, Inc.	12,849	494,044
Welltower, Inc.	18,104	1,097,102
Weyerhaeuser Co.	32,376	1,009,807
		18,452,999
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	14,546	887,015

TOTAL REAL ESTATE		19,340,014

UTILITIES - 1.1%
Electric Utilities - 0.3%
Edison International	16,409	954,347
Eversource Energy	14,868	1,300,950
		2,255,297
Gas Utilities - 0.1%
Atmos Energy Corp.	5,331	474,459
UGI Corp.	9,061	326,105
		800,564
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	23,704	499,917
Consolidated Edison, Inc.	14,509	1,026,947
Sempra Energy	12,551	1,553,312
		3,080,176
Water Utilities - 0.3%
American Water Works Co., Inc.	7,866	1,250,851
Essential Utilities, Inc.	10,078	466,611
		1,717,462

TOTAL UTILITIES		7,853,499

TOTAL COMMON STOCKS
(Cost $574,631,464)		690,215,933

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (c)	4,741,350	4,742,298
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	1,298,690	1,298,820
TOTAL MONEY MARKET FUNDS
(Cost $6,041,118)		6,041,118
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $580,672,582)		696,257,051
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(3,829,791)
NET ASSETS - 100%		$692,427,260

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	March 2021	$1,852,600	$15,977	$15,977

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $308,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,297
Fidelity Securities Lending Cash Central Fund	1,812
Total	$3,109

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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